Intangible Assets, Net - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Depreciation expenses and impairment loss	¥ 5,116	¥ 109,062	¥ 157,258
Intangible Asset Impairment	¥ 0	¥ 538,109	¥ 0